Income taxes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes
Loss before tax	€ (57,521)	€ (41,365)	€ (32,361)
Income tax benefit at tax rate of 29.825%	17,156	12,337	9,652
Adjustments of deferred tax assets	(15,850)	(11,196)	(9,822)
Adjustments for local tax rates	(62)	(41)	5
Non deductible expenses	(1,434)	(803)	(72)
Other	188	(298)	233
Income taxes	€ (2)	€ (1)	€ (4)